Note 14 - Income Tax (Details) - Summary of Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Research and development credits	$ 5,858	$ 5,634
Net operating loss carryforwards	101	71
Depreciation and amortization	293	301
Accrued vacation and other expenses	98	174
	6,350	6,180
Valuation allowance	(6,219)	(6,069)
Total net deferred income tax assets	131	111
Unrealized capital allowance	10	16
Unrealized foreign exchanges	109	5
	$ 119	$ 21